UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road, Building A, 2nd Floor Willow Grove PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2009

Date of reporting period: 11/30/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Annual Report 2009

Mid-Cap Fund
Small-Cap Fund
November 30, 2009

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Capital Management Funds

Mid Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about January 29, 2010.

Dear Capital Management Shareholders,	December 17, 2009

The fiscal year ended November 30, 2009 was a mirror image of the previous fiscal year.  The capital markets rallied as the overall economy showed signs of stabilization. Corporate profits came in above expectations, in large part due to cost cutting.  During the fiscal year, the Capital Management Mid-Cap Fund Institutional Shares (the “Mid-Cap Fund”) gained 28.56%* compared with a gain of 25.39%** for the S&P 500 Total Return Index and a gain of 33.75%** in the Russell Mid-Cap Value Index.  The Capital Management Small Cap Fund Institutional Shares (the “Small-Cap Fund”) gained 17.10%* during the fiscal year compared with a gain of 22.63%** for the S&P 600 Small-Cap Index during the same period.

The stock market continues to demonstrate extremes. The fourth quarter of 2008 witnessed the worst week in the 112 year history of the Dow Jones Industrial Average and the worst single day ever.   The third quarter of 2009 was the best third quarter for the Average since 1939, up 1,265 points or 15%, continuing testimony of the stock market’s volatility.

Consumer Staples represented one of the best performing sectors for the year and helped the relative performance of the Capital Management Funds.  Each of our Funds is over-weighted in this sector, representing 18.7% of the Mid-Cap Fund and 22.1% of the Small Cap Fund.  Consumer Cyclicals also positively influenced performance, with weightings of 16.4% in the Mid-Cap Fund and 10.6% in the Small Cap Fund. The Consumer Discretionary sector is anticipating a substantial rebound in consumer spending in spite of no income growth, high unemployment and weak housing prices.  Store traffic appears to be firming; inventories are lean and improving spending power support a more optimistic sales outlook.  Positions in gold and silver also positively influenced performance in the Funds.

On the negative side purchases of Deluxe Corp., GTx, Inc. and Chicago Bridge & Iron Co. negatively impacted the Small-Cap Fund’s performance, and holdings in McMoRan Exploration Co., Southwest Water Co., Tutor Perini Corp., and Eagle Rock Energy Partners LP had a similar negative effect on the Small-Cap Fund.  In the Mid-Cap Fund positions in CapitalSource, Inc. and Frontier Communications Corp. had a negative impact on performance.

The equity market and other risk assets could perform well even in a sub-par recovery, as long as inflation expectations remain low and the Fed does not prematurely tighten.  Monetary policy is very accommodative, the Fed Funds rate will remain low and there will be no change in policy until the recovery is firmly entrenched.  They may delay tightening longer than usual in order to avoid a renewed economic downturn.  The downside economic risks are more of a concern of tightening prematurely.  Credit demand continues to contract reflecting tighter lending standards and a reluctance to borrow.  The downturn in the dollar is expected to continue supporting the recovery and helping corporate profits.  Low return on money market assets supports the move for more portfolio risk.  We continue to seek investment opportunities in value-oriented stocks.

Sincerely,
Ralph J. Scarpa
President
Capital Management Associates, Inc.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Funds’ prospectus. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing.  To obtain a prospectus or other information about the Funds, please call 1-888-626-3863.  Please read the prospectus carefully before investing.

* The performance information shown is for each Fund’s Institutional Class.  Please see the Total Return Tables on following pages for performance information on each Fund’s Investor Class.  The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

** The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe.  The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.  The Funds may or may not purchase the types of securities represented by the S&P 500 Total Return Index, the Russell Mid-Cap Value Index or the S&P 600 Small-Cap Index.

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. The Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies or small-cap companies. Investment in the Mid-Cap Fund is also subject to, among other things, mid-cap securities risk and short sales risk. Investment in the Small-Cap Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in each Fund’s prospectus.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Capital Management Mid-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 1999 to November 30, 2009

The graph assumes an initial investment of $25,000 at November 30, 1999.

Average Annual Total Return

Performance Returns for the period ended November 30, 2009	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Institutional Shares	28.56%	1.69%	4.57%
S&P 500 Total Return Index	25.39%	0.71%	(0.57)%
Russell 3000 Index	27.17%	0.90%	0.13%
Russell Mid-Cap Value Index	33.75%	1.71%	7.31%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund – Institutional Shares versus the S&P 500 Total Return Index, the Russell 3000 Index and the Russell Mid-Cap Value Index.  The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Value Index companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, the Russell 3000 Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund – Institutional Shares, which will not invest in certain securities comprising these indices.

Capital Management Mid-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 1999 to November 30, 2009

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 1999.

Average Annual Total Return

Performance Returns for the period ended November 30, 2009	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Investor Shares – No Sales Load	27.56%	0.96%	3.83%
Capital Management Mid-Cap Fund – Investor Shares – 3% Maximum Sales Load	23.73%	0.34%	3.51%
S&P 500 Total Return Index	25.39%	0.71%	(0.57)%
Russell 3000 Index	27.17%	0.90%	0.13%
Russell Mid-Cap Value Index	33.75%	1.71%	7.31%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund – Investor Shares versus the S&P 500 Total Return Index, the Russell 3000 Index and the Russell Mid-Cap Value Index.  The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, the Russell 3000 Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund – Investor Shares, which will not invest in certain securities comprising these indices.

Capital Management Small-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 1999 to November 30, 2009

The graph assumes an initial investment of $25,000 at November 30, 1999.

Average Annual Total Return

Performance Returns for the period ended November 30, 2009	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Institutional Shares	17.10%	0.68%	4.25%
S&P 600 Small-Cap Index	22.63%	0.13%	6.30%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund – Institutional Shares versus the S&P 600 Small Cap Index.  The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Institutional Shares, which will not invest in certain securities comprising the index.

Capital Management Small-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 1999 to November 30, 2009

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 1999.

Average Annual Total Return

Performance Returns for the period ended November 30, 2009	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Investor Shares – No Sales Load	16.74%	0.50%	3.98%
Capital Management Small-Cap Fund – Investor Shares – 3% Maximum Sales Load	13.24%	(0.11)%	3.67%
S&P 600 Small-Cap Index	22.63%	0.13%	6.30%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund – Investor Shares versus the S&P 600 Small-Cap Index.  The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small cap stocks and is a widely recognized, unmanaged index of common stock prices.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Investor Shares, which will not invest in certain securities comprising the index.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid-Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual 20.01%	$1,000.00	$1,200.10	$8.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59
Mid-Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual 19.56%	$1,000.00	$1,195.60	$12.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36
Small-Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period**
Actual 10.69%	$1,000.00	$1,106.90	$7.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59
Small-Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period**
Actual 10.60%	$1,000.00	$1,106.00	$9.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.89	$9.25

* Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratio is 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratio is 1.50% for Institutional Shares and 1.83% for Investor Shares. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2009 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.03%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.78%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.44%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.55%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	3.19%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.30%

* The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to 1.50% of the daily average net assets of the Mid-Cap and Small-Cap Funds through November 30, 2009.  Total Gross Operating Expenses (Annualized) during the year ended November 30, 2009 were 1.95%, 2.70%, 2.24%, and 2.99% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the year ended November 30, 2009.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863.  Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2009

	Shares	Value

Common Stock - 81.88%

Aerospace & Defense - 4.45%
Rockwell Collins, Inc.	10,000	$534,600

Banks - 0.31%
CapitalSource, Inc.	10,000	36,700

Cosmetics - 2.34%
Alberto-Culver Co.	10,000	281,500

Electric - 2.84%
Edison International	10,000	340,500

Electronics - 4.27%
Amphenol Corp. Class A	9,000	370,800
* Flextronics International Ltd.	20,000	141,400
		512,200
Environmental Control - 7.17%
Republic Services, Inc.	15,000	423,000
* Stericycle, Inc.	8,000	437,840
		860,840
Food & Beverages - 7.88%
* Constellation Brands, Inc. Class A	20,000	342,200
McCormick & Co., Inc.	10,000	356,800
The Hershey Co.	7,000	247,590
		946,590
Gas - 3.62%
Energen Corp.	10,000	435,000

Hand & Machine Tools - 7.05%
Black & Decker Corp.	8,000	485,520
Snap-On, Inc.	10,000	361,500
		847,020
Healthcare - Products - 9.29%
Dentsply International, Inc.	10,000	333,200
* Henry Schein, Inc.	6,000	297,960
STERIS Corp.	15,000	484,650
		1,115,810

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2009

	Shares	Value

Common Stock - 81.88% (Continued)

Healthcare - Services - 3.86%
Quest Diagnostics, Inc.	8,000	$463,520

Home Furnishings - 3.09%
Whirlpool Corp.	5,000	370,800

Household Products - 6.36%
Clorox Co.	8,000	482,160
* Energizer Holdings, Inc.	5,000	281,700
		763,860
Mining - 3.36%
Cameco Corp.	14,000	403,200

Miscellaneous Manufacturing - 4.04%
Parker Hannifin Corp.	9,000	485,640

Oil & Gas - 3.08%
* Rowan Companies, Inc.	15,000	370,350

Oil & Gas Services - 3.15%
* Cameron International Corp.	10,000	378,000

Retail - 2.20%
Ross Stores, Inc.	6,000	263,880

Semiconductors - 2.20%
* LSI Corp.	50,000	264,500

Telecommunications - 1.32%
Frontier Communications Corp.	20,000	158,000

Total Common Stock (Cost $9,260,156)		9,832,510

Exchange-Traded Funds - 6.87%
* iShares Silver Trust	20,000	363,000
* SPDR Gold Trust	4,000	462,600

Total Exchange-Traded Funds (Cost $602,120)		825,600

Investment Company - 11.17%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $1,341,355)	1,341,355	1,341,355

Total Investments (Cost $11,203,631) - 99.92%		11,999,465
Other Assets Less Liabilities, net - 0.08%		9,658

Net Assets - 100.00%		$12,009,123

* Non-income producing investment.
** Rate shown represents the rate at November 30, 2009 which is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2009
	% of Net
Industry	Assets	Value

Aerospace & Defense	4.45%	$534,600
Banks	0.31%	36,700
Cosmetics	2.34%	281,500
Electric	2.84%	340,500
Electronics	4.27%	512,200
Environmental Control	7.17%	860,840
Exchange-Traded Funds	6.87%	825,600
Food & Beverages	7.88%	946,590
Gas	3.62%	435,000
Hand & Machine Tools	7.05%	847,020
Healthcare - Products	9.29%	1,115,810
Healthcare - Services	3.86%	463,520
Home Furnishings	3.09%	370,800
Household Products	6.36%	763,860
Investment Company	11.17%	1,341,355
Mining	3.36%	403,200
Miscellaneous Manufacturing	4.04%	485,640
Oil & Gas	3.08%	370,350
Oil & Gas Services	3.15%	378,000
Retail	2.20%	263,880
Semiconductors	2.20%	264,500
Telecommunications	1.32%	158,000
Total	99.92%	$11,999,465

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2009

	Shares	Value

Common Stock - 89.70%

Apparel - 3.55%
* Deckers Outdoor Corp.	3,000	$277,890

Biotechnology - 8.12%
* Crucell NV ADR	10,000	215,700
* Cubist Pharmaceuticals, Inc.	10,000	166,800
* GTx, Inc.	20,000	78,000
* Martek Biosciences Corp.	10,000	174,000
		634,500
Commercial Services - 2.48%
Deluxe Corp.	15,000	193,500

Conglomerates - 3.05%
Rayonier, Inc. REIT	6,000	238,440

Cosmetics - 4.09%
* Bare Escentuals, Inc.	25,000	319,750

Distribution & Wholesale - 3.53%
Watsco, Inc.	5,500	275,880

Electronics - 8.37%
* Dionex Corp.	5,000	350,550
* Itron, Inc.	5,000	303,950
		654,500
Engineering & Construction - 4.85%
Chicago Bridge & Iron Co.	14,000	246,260
* Tudor Perini Corp.	8,000	132,960
		379,220
Food - 6.14%
Del Monte Foods Co.	20,000	209,800
Tootsie Roll Industries, Inc.	10,609	269,681
		479,481
Forest Products & Paper - 2.72%
* Kapstone Paper and Packaging Corp.	30,000	212,700

Healthcare - Services - 2.17%
* Sun Healthcare Group, Inc.	20,000	169,200

Household Products - 7.63%
Jarden Corp.	10,000	274,500
WD-40 Co.	10,000	321,500
		596,000
Insurance - 4.52%
Platinum Underwriters Holdings Ltd.	10,000	352,900

Mining - 3.13%
Kinross Gold Corp.	12,235	244,945

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2009

	Shares	Value

Common Stock - 89.70% (Continued)

Oil & Gas - 4.33%
Cabot Oil & Gas Corp.	6,000	$229,800
* McMoRan Exploration Co.	15,000	108,900
		338,700
Oil & Gas Services - 1.97%
Gulf Island Fabrication, Inc.	7,000	153,930

Pharmaceuticals - 2.90%
* VCA Antech, Inc.	10,000	226,700

Pipelines - 1.21%
Eagle Rock Energy Partners LP	20,000	94,600

Retail - 3.50%
The Buckle, Inc.	10,000	273,400

Utilities - 11.44%
Black Hills Corp.	10,000	235,700
NorthWestern Corp.	10,000	257,900
South Jersey Industries, Inc.	8,000	288,480
Southwest Water Co.	18,940	111,746
		893,826

Total Common Stock (Cost $7,472,233)		7,010,062

Exchange-Traded Funds - 2.74%
Market Vectors Agribusiness ETF (Cost $129,760)	5,000	214,050

Investment Company - 7.79%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $609,048)	609,048	609,048

Total Investments (Cost $8,211,041) - 100.23%		7,833,160
Liabilities in excess of Other Assets, net - (0.23)%		(18,220)
Net Assets - 100.00%		$7,814,940

* Non-income producing investment.
** Rate shown represents the rate at November 30, 2009 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipts
LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

Capital Management Small-Cap Fund

As of November 30, 2009
	% of Net
Industry	Assets	Value

Apparel	3.55%	$277,890
Biotechnology	8.12%	634,500
Commercial Services	2.48%	193,500
Conglomerates	3.05%	238,440
Cosmetics	4.09%	319,750
Distribution & Wholesale	3.53%	275,880
Electronics	8.37%	654,500
Engineering & Construction	4.85%	379,220
Exchange-Traded Funds	2.74%	214,050
Food	6.14%	479,481
Forest Products & Paper	2.72%	212,700
Healthcare - Services	2.17%	169,200
Household Products	7.63%	596,000
Insurance	4.52%	352,900
Investment Company	7.79%	609,048
Mining	3.13%	244,945
Oil & Gas	4.33%	338,700
Oil & Gas Services	1.97%	153,930
Pharmaceuticals	2.90%	226,700
Pipelines	1.21%	94,600
Retail	3.50%	273,400
Utilities	11.44%	893,826
Total	100.23%	$7,833,160

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2009	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$11,203,631	$8,211,041
Investments, at value (note 1)	11,999,465	7,833,160
Receivables:
Dividends and interest	44,793	8,105
Prepaid expenses	876	602
Total assets	12,045,134	7,841,867

Liabilities:
Payables:
Distributions to shareholders	1,983	1,657
Due to advisor (note 2)	7,547	3,800
Due to administrator (note 2)	3,895	3,230
Distribution and Service (12b-1) fees - Investor Shares (note 3)	4,450	182
Other liabilities and accrued expenses	18,136	18,058
Total liabilities	36,011	26,927

Total Net Assets	$12,009,123	$7,814,940

Net Assets consist of:
Capital (par value and paid in surplus)	$12,131,000	$8,399,198
Accumulated net investment loss	-	(9,660)
Accumulated net realized loss on investments	(917,711)	(196,717)
Net unrealized appreciation (depreciation) on investments	795,834	(377,881)
Total Net Assets	$12,009,123	$7,814,940

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	797,306	578,659
Net Assets - Institutional Shares	$11,626,708	$7,715,733
Net Asset Value, Maximum Offering and Redemption Price Per Share	$14.58	$13.33

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	29,508	7,733
Net Assets - Investor Shares	$382,415	$99,207
Net Asset Value and Redemption Price Per Share	$12.96	$12.83
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$13.36
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$13.23

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF OPERATIONS

For the fiscal year ended November 30, 2009	Mid-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$182,153	$106,529
Foreign withholding tax	(437)	(207)
Interest	3,675	4,088
Total Investment Income	185,391	110,410

Expenses:
Advisory fees (note 2)	102,335	72,443
Distribution and service (12b-1) fees - Investor Shares (note 3)	2,502	679
Administration fees (note 2)	41,659	35,681
Legal fees	18,063	18,063
Audit and tax preparation fees	14,998	14,998
Trustees' fees and meeting expenses	5,550	5,550
Custody fees	4,767	4,235
Securities pricing fees	3,348	3,379
Registration and filing fees	2,442	1,579
Other operating expenses	6,427	6,437
Total Expenses	202,091	163,044
Less:
Advisory fees waived (note 2)	(46,506)	(53,997)
Distribution and service fees waived (note 3)	-	(376)
Net Expenses	155,585	108,671

Net Investment Income	29,806	1,739

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(723,010)	(104,606)
Net change in unrealized appreciation (depreciation) on investments	3,371,474	1,267,338
Net Realized and Unrealized Gain on Investments	2,648,464	1,162,732

Net Increase in Net Assets Resulting from Operations	$2,678,270	$1,164,471

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	Mid-Cap Fund
For the fiscal year ended	November 30, 2009	November 30, 2008

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$29,806	$(107,173)
Net realized loss on investments	(723,010)	(157,495)
Net change in unrealized appreciation (depreciation) on investments	3,371,474	(5,725,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,678,270	(5,989,733)

Distributions to shareholders from:
Net investment income
Institutional Shares	(29,806)	(43,700)
Investor Shares	-	(1,014)
Net realized gain from investment transactions
Institutional Shares	-	(2,210,532)
Investor Shares	-	(60,654)
Decrease in Net Assets Resulting from Distributions	(29,806)	(2,315,900)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	16,000	32,454
Reinvested dividends and distributions	27,823	2,084,280
Shares repurchased	(241,856)	(315,679)
Investor Shares
Shares sold	36,970	133,294
Reinvested dividends and distributions	-	61,668
Shares repurchased	(28,057)	(55,453)
Increase (Decrease) from Capital Share Transactions	(189,120)	1,940,564

Net Increase (Decrease) in Net Assets	2,459,344	(6,365,069)

Net Assets:
Beginning of year	9,549,779	15,914,848
End of year	$12,009,123	$9,549,779

Undistributed Net Investment Income	$-	$-

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	Small-Cap Fund
For the fiscal year ended	November 30, 2009	November 30, 2008

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,739	$(47,296)
Net realized loss on investments	(104,606)	(92,111)
Net change in unrealized appreciation (depreciation) on investments	1,267,338	(3,065,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,164,471	(3,204,739)

Distributions to shareholders from:
Net investment income
Institutional Shares	(1,739)	-
Investor Shares	-	-
In excess of net investment income
Institutional Shares	(9,660)	-
Investor Shares	-	-
Net realized gain from investment transactions
Institutional Shares	-	(1,483,718)
Investor Shares	-	(20,887)
Decrease in Net Assets Resulting from Distributions	(11,399)	(1,504,605)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	50,000	1,148,501
Reinvested dividends and distributions	9,742	1,217,124
Shares repurchased	(295,220)	(174,826)
Investor Shares
Shares sold	-	-
Reinvested dividends and distributions	-	20,887
Shares repurchased	-	(2,302)
Increase (Decrease) from Capital Share Transactions	(235,478)	2,209,384

Net Increase (Decrease) in Net Assets	917,594	(2,499,960)

Net Assets:
Beginning of year	6,897,346	9,397,306
End of year	$7,814,940	$6,897,346

Accumulated Net Investment Loss	$(9,660)	$-

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
fiscal year ended

	Institutional Shares

	November 30,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Year	$11.37	$21.71	$19.65	$19.51	$18.88

Investment Operations:
Net investment income (loss)	0.04	(0.18)	(0.01)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on
investments	3.21	(7.02)	2.65	1.90	1.82
Total from investment operations	3.25	(7.20)	2.64	1.80	1.76

Less Distributions:
From net investment income	(0.04)	(0.05)	-	-	-
From capital gains	-	(3.09)	(0.58)	(1.66)	(1.13)
Total distributions	(0.04)	(3.14)	(0.58)	(1.66)	(1.13)

Net Asset Value, End of Year	$14.58	$11.37	$21.71	$19.65	$19.51

Total Return (a)	28.56%	(38.45)%	13.84%	9.81%	9.93%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$11,627	$9,260	$15,525	$16,643	$13,148
Ratio of Gross Expenses to Average Net Assets (b)	1.95%	2.00%	1.98%	1.95%	2.19%
Ratio of Net Expenses to Average Net Assets (b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	(0.75)%	(0.07)%	(0.54)%	(0.32)%
Portfolio Turnover Rate	18.26%	25.32%	48.53%	54.05%	72.76%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
fiscal year ended

	Investor Shares

	November 30,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Year	$10.16	$19.85	$18.15	$18.24	$17.86

Investment Operations:
Net investment loss	(0.05)	(0.23)	(0.16)	(0.25)	(0.20)
Net realized and unrealized gain (loss) on
investments	2.85	(6.33)	2.44	1.82	1.71
Total from investment operations	2.80	(6.56)	2.28	1.57	1.51

Distributions:
From net investment income	-	(0.04)	-	-	-
From capital gains	-	(3.09)	(0.58)	(1.66)	(1.13)
Total distributions	-	(3.13)	(0.58)	(1.66)	(1.13)

Net Asset Value, End of Year	$12.96	$10.16	$19.85	$18.15	$18.24

Total Return (a)	27.56%	(38.88)%	12.98%	9.18%	9.05%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$382	$290	$390	$412	$438
Ratio of Gross Expenses to Average Net Assets (b)	2.70%	2.75%	2.73%	2.70%	2.96%
Ratio of Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(0.44)%	(1.46)%	(0.82)%	(1.29)%	(1.05)%
Portfolio Turnover Rate	18.26%	25.32%	48.53%	54.05%	72.76%

(a)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect payment of sales charges.

(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
fiscal year ended

	Institutional Shares

	November 30,
	2009		2008	2007	2006	2005

Net Asset Value, Beginning of Year	$11.40		$19.83	$20.34	$18.39	$16.45

Investment Operations:
Net investment income (loss)	-	(a)	(0.08)	(0.05)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	1.95		(5.18)	0.32	2.62	2.02
Total from investment operations	1.95		(5.26)	0.27	2.50	1.94

Distributions:
From net investment income	-	(a)	-	-	-	-
In excess of net investment income	(0.02)		-	-	-	-
From capital gains	-		(3.17)	(0.78)	(0.55)	-
Total distributions	(0.02)		(3.17)	(0.78)	(0.55)	-

Net Asset Value, End of Year	$13.33		$11.40	$19.83	$20.34	$18.39

Total Return (b)	17.10%		(31.65)%	1.38%	14.02%	11.79%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$7,716		$6,812	$9,271	$10,119	$8,517
Ratio of Gross Expenses to Average Net Assets (c)	2.24%		2.39%	2.47%	2.54%	2.92%
Ratio of Net Expenses to Average Net Assets (c)	1.50%		1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%		(0.51)%	(0.26)%	(0.62)%	(0.50)%
Portfolio Turnover Rate	33.07%		32.76%	56.60%	40.88%	23.25%

(a)	Net investment income and distributions from net investment income resulted in less than $0.01 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
fiscal year ended

	Investor Shares

	November 30,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Year	$10.99	$19.21	$19.80	$17.94	$16.08

Investment Operations:
Net investment loss	(0.02)	(0.13)	(0.14)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on
investments	1.86	(4.92)	0.33	2.58	1.98
Total from investment operations	1.84	(5.05)	0.19	2.41	1.86

Distributions:
From capital gains	-	(3.17)	(0.78)	(0.55)	-
Total distributions	-	(3.17)	(0.78)	(0.55)	-

Net Asset Value, End of Year	$12.83	$10.99	$19.21	$19.80	$17.94

Total Return (a)	16.74%	(31.56)%	1.00%	13.87%	11.57%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$99	$85	$126	$196	$172
Ratio of Gross Expenses to Average Net Assets (b)	2.99%	3.14%	3.22%	3.29%	3.64%
Ratio of Net Expenses to Average Net Assets (b)	1.83%	1.84%	1.84%	1.80%	1.76%
Ratio of Net Investment Loss to Average Net Assets	(0.31)%	(0.84)%	(0.60)%	(0.92)%	(0.78)%
Portfolio Turnover Rate	33.07%	32.76%	56.60%	40.88%	23.25%

(a)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect payment of sales charges.

(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements	November 30, 2009

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the "Funds" and individually the "Mid-Cap Fund" and "Small-Cap Fund") are series funds. The Funds are part of the Capital Management Investment Trust (the "Trust"), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-ended management investment company. The Funds are each classified as a "diversified" company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America ("GAAP") in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements	November 30, 2009

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of November 30, 2009:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,832,510	$-	$9,832,510
Exchange-Traded Funds	825,600	-	825,600
Investment Company	-	1,341,355	1,341,355
Totals	$10,658,110	$1,341,355	$11,999,465

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$7,010,062	$-	$7,010,062
Exchange-Traded Funds	214,050	-	214,050
Investment Company	-	609,048	609,048
Totals	$7,224,112	$609,048	$7,833,160

(a)
As of and during the year ended November 30, 2009, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Capital Management Funds

Notes to Financial Statements	November 30, 2009

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the fiscal year ended November 30, 2009, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of November 30, 2009, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2006, November 30, 2007, November 30, 2008 and during the year ended November 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements	November 30, 2009

2.	Agreements

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the "Advisor") based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements ("Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current period. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous two fiscal years and the current fiscal year, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the current period, are included in Table 2.

Table 1
Fund	2012	2011	2010
Mid-Cap Fund	$46,506	$69,396	$73,947
Small-Cap Fund	$53,997	$81,269	$96,010
Table 2
Advisor Fees	Expense Limitation Ratio
Average Net Assets	Rate	Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisor Fees Waived	Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$46,506	$53,997	$ -	$ -

Capital Management Funds

Notes to Financial Statements	November 30, 2009

2.	Agreements (Continued)

Administrator
Matrix Capital Group, Inc. ("Matrix" or the "Administrator") serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust.  Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the fiscal year ended November 30, 2009, Matrix earned $41,659 and $35,681 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses.  These amounts are included in Administration fees on the Statements of Operations.

Distributor
Effective December 21, 2009, Wellington Shields & Co., LLC (the "Distributor") replaced Shields & Company as the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the fiscal year ended November 30, 2009, there were sales charges of $90 for the Mid-Cap Fund and no sales charges for the Small-Cap Fund. During the fiscal year ended November 30, 2009, there were commissions on investment transactions paid to the Distributor of $12,540 and $14,880 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $2,502 and $679, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the fiscal year ended November 30, 2009. The Distributor has voluntarily waived $376 of these fees for the Small-Cap Fund for the fiscal year ended November 30, 2009.

Capital Management Funds

Notes to Financial Statements	November 30, 2009

4.	Purchases and Sales of Investment Securities

For the fiscal year ended November 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$1,712,035	$2,261,556
Small-Cap Fund	2,359,462	2,124,318

There were no purchases or sales of long-term U.S. Government Obligations during the fiscal year ended November 30, 2009.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2009, (2) capital loss carryforwards as of November 30, 2009, (3) unrealized appreciation or depreciation of investments for federal income tax purposes, as of November 30, 2009, and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed
	Long-Term Gains	Ordinary Income	Carryforwards	Net Tax Appreciation (Depreciation)
Mid-Cap Fund	$-	$-	$(917,711)	$795,834

Small-Cap Fund	-	-	(196,717)	(387,541)

Table 2	Capital Loss Carryforwards Expiring

	2016	2017	Total
Mid-Cap Fund	$186,771	$730,940	$917,711
Small-Cap Fund	92,111	104,606	196,717

The undistributed ordinary income, capital gains, and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the statements of assets and liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of November 30, 2009 are noted below.

Table 3	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation
Mid-Cap Fund	$11,203,631 8,220,701	$1,671,342	$ (875,508)
Small-Cap Fund		1,022,447	(1,409,988)

Capital Management Funds

Notes to Financial Statements	November 30, 2009

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital.

Table 4	For the fiscal year ended November 30, 2009 Distributions from	For the fiscal year ended November 30, 2008 Distributions from
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Mid-Cap Fund	$29,806	$44,714	$2,271,186
Small-Cap Fund	11,399	21,788	1,482,817

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year ended November 30, 2009	For the Fiscal Year ended November 30, 2008	For the Fiscal Year ended November 30, 2009	For the Fiscal Year ended November 30, 2008
Transactions in Capital Shares
Shares sold	1,162	2,010	3,395	8,918
Reinvested distributions	1,908	115,810	-	3,810
Shares repurchased	(19,967)	(18,736)	(2,391)	(3,850)
Net Increase (Decrease) in Capital Shares	(16,897)	99,084	1,004	8,878
Shares Outstanding, Beginning of Year	814,203	715,119	28,504	19,626
Shares Outstanding, End of Year	797,306	814,203	29,508	28,504
	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year ended November 30, 2009	For the Fiscal Year ended November 30, 2008	For the Fiscal Year ended November 30, 2009	For the Fiscal Year ended November 30, 2008
Transactions in Capital Shares
Shares sold	5,219	67,608	-	-
Reinvested distributions	731	72,491	-	1,293
Shares repurchased	(25,010)	(9,917)	-	(142)
Net Increase (Decrease) in Capital Shares	(19,060)	130,182		1,151
Shares Outstanding, Beginning of Year	597,719	467,537	7,733	6,582
Shares Outstanding, End of Year	578,659	597,719	7,733	7,733

Capital Management Funds

Notes to Financial Statements	November 30, 2009

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through January 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Capital Management Investment Trust
and Shareholders of the Capital Management Mid-Cap Fund
and the Capital Management Small-Cap Fund

We have audited the accompanying statements of assets and liabilities of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund, each a series of shares of beneficial interest of Capital Management Investment Trust, including the schedules of investments, as of November 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended November 30, 2005 were audited by other auditors whose report dated January 19, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund as of November 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 25, 2010

Capital Management Funds

Additional Information (Unaudited)

A Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation From each Fund**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$1,450	None	None	$2,900
Paul J. Camilleri	$2,250	None	None	$4,500
Anthony J. Walton	$1,700	None	None	$3,400
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*    Each of the Trustees serves as a Trustee to the two Funds of the Trust.
**  Figures are for the fiscal year ended November 30, 2009.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III, 67	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm)	2	None
Paul J. Camilleri, 61	Trustee	Since 2/07	Arbitrator for the National Association of Securities Dealers and New York Stock Exchange; previously, Consultant (2001-2003) to Credit Suisse (broker/dealer)	2	None
Anthony J. Walton, 66	Trustee	Since 12/94	Vice Chairman (Since 2005) of Standard Chartered Bank (commercial bank); Managing Director (since 2005) of Econban Finance, LLC (investment bank); Chief Executive Officer (since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm); previously, Partner (2000-2004) of McFarland Dewey & Company, LLC (investment bank)	2	None

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees*
David V. Shields, 69** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Trustee	Since 12/94	Director (since 1983) of Capital Management Associates, Inc. (investment advisor to the Fund); President and Managing Director (since 1982) of Shields & Company (broker/dealer and the former distributor to the Fund); Chairman and Managing Member of Wellington Shields & Co., LLC (broker/dealer and distributor to the Fund).	2	None
Joseph V. Shields, Jr., 71** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Chairman and Managing Director (since 1982) of Shields & Company; Vice-Chairman and Managing Member of Wellington Shields & Co., LLC	2	Chairman of Board of Trustees – BBH Trust for the 12 series of the trust (registered investment companies); Director (since 1989) of Flowers Foods, Inc. (NYSE listed food company).
*    Basis of Interestedness:  David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Funds’ investment advisor, and Wellington Shields & Company LLC, the Funds’ distributor.
**  David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
Ralph J. Scarpa, 72 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	President, Principal Executive Officer, and Principal Financial Officer	Since 01/07
President (since 2007) and portfolio manager of Capital Management Associates, Inc.; Senior Vice President and Managing Director and Secretary of Shields & Company; Co-CEO and Managing Member of Wellington Shields & Co., LLC.
			n/a	n/a
Christopher F. Meyer, 60 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	Chief Compliance Officer	Since 5/06
Compliance Officer of Capital Management Associates, Inc. (since April 2006); Compliance Officer of Shields & Company (since April 2006); previously, Senior Finance Coordinator and Supervising Senior Examiner of the New York Stock Exchange, Inc.
			n/a	n/a
Larry E. Beaver, Jr., 40 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Treasurer and Assistant Secretary	Since 5/27/08
Director of Mutual Fund Accounting and Administration (since January 2005) of Matrix Capital Group, Inc. (administrator and transfer agent to the Fund); previously Fund Accounting Manager (May 2003 to January 2005) of InCap Services, Inc. (mutual fund service provider).
			n/a	n/a
David F. Ganley, 62 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Secretary and Assistant Treasurer	Since 5/27/08
Senior Vice President (since January 2005) of Matrix Capital Group, Inc.; previously president of InCap Securities, Inc. (broker/dealer) and chief administration officer of InCap Services, Inc. (2001 to 2005).
			n/a	n/a

Capital Management Funds

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the Funds at 1-888-626-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Approval of Advisory Agreements during the Period

The Advisor supervises the investments of the Funds pursuant to Investment Advisory Agreements. At the annual meeting of the Funds’ Board of Trustees on November 18, 2009, the Trustees unanimously approved the renewal of the Investment Advisory Agreements for another year. In considering whether to approve the renewal of the Investment Advisory Agreements, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees received and reviewed various informational material provided by the Advisor in response to requests of the Trustees and fund legal counsel.  In addition, the Trustees reviewed a memorandum from fund legal counsel that summarized some of the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the renewal of the Investment Advisory Agreements.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring

Capital Management Funds

Additional Information (Unaudited)

3.	Approval of Advisory Agreements during the Period (Continued)

compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares. The Trustees noted that the Trust’s president, principal executive officer and principal financial officer, and chief compliance officer were employees of the Advisor and serve the Funds without additional compensation from the Funds. After reviewing the foregoing information and further information in the memorandum from the Advisor, the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

In considering the investment performance of the Funds and the Advisor, the Trustees considered the short and long-term performance of each Fund as compared with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; and the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments. The Trustees discussed the financial stability and profitability of the Advisor. The Trustees reviewed the Funds’ Expense Limitation Agreements with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreements in detail, including the nature and scope of cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well. The Trustees then discussed the fees and expenses of each Fund (including the management fee) as compared to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. With respect to the Capital Management Mid-Cap Fund, it was noted that the Board had previously determined that both the management fee and the net expense ratio were higher than those of some of the comparable funds and lower than those of others, and that while the net expense ratio was higher than the industry average, the Fund was also smaller than the industry average. With respect to the Capital Management Small-Cap Fund, it was noted that the Board had previously determined that the management fee was higher than or equal to the comparable funds, and that while the net expense ratio was higher than both the comparable funds and the industry average, the Fund was also smaller than the comparable funds and the industry average. Following upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

Capital Management Funds

Additional Information (Unaudited)

3.	Approval of Advisory Agreements during the Period (Continued)

In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved both a management fee and an Expense Limitation Agreement. The Trustees noted that the Funds utilize breakpoints in their advisory fee schedules and determined that the Funds’ shareholders would benefit from economies of scale as the Funds grow. The Trustees also determined that the Funds’ shareholders had experienced benefits from the Expense Limitation Agreements and that, due to the size of the Funds, the Funds’ shareholders would likely continue to experience benefits from the Expense Limitation Agreements until the Funds’ assets grew to levels where expenses fell below the caps set by the Expense Limitation Agreements and the Advisor began receiving its full fees. In addition, the Trustees noted that the Funds’ shareholders benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor. Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Trustees also considered the anticipated portfolio turnover rate for the Funds; the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars) to the Funds compared with broker-dealers who provide only execution services; the difference between “full service” and “bare bones” commission rates, including consideration, each quarter, of whether the higher rates are reasonable in relation to the value of the services provided; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; the general nature and quality of any research, statistical, and or other services received (or expected to be received) by the Advisor and/or the Funds in return for commissions paid by the Funds or by any other account advised by the Advisor; and any opportunities for the Advisor to recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Funds. The Trustees also examined the reasonableness of the commissions paid to Shields & Company, a broker-dealer affiliated with the Advisor, in light of industry standards and the services provided. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreements for the Funds.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended November 30, 2009.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

5.	Additional Information about Trustees and Officers

The business and affairs of each Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and each Fund is set forth on the following page. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 140 Broadway Street 44th Floor, New York, NY 10005.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix Capital Group, Inc.	Capital Management Associates, Inc.
630 Fitzwatertown Road	140 Broadway
Building A 2nd Floor	New York, NY 10005
Willow Grove, PA 19090-1904

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to item 12 (a)(1) below.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, Briggs, Bunting & Dougherty, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the independent accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2008	2009
Capital Management Mid-Cap Fund	$13,000.	$13,000.
Capital Management Small-Cap Fund	$13,000.	$13,000.

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended November 30, 2008 and November 30, 2009 for assurance and related services by the accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2008	2009
Capital Management Mid-Cap Fund	$2,000.	$2,000.
Capital Management Small-Cap Fund	$2,000.	$2,000.

(d)	All Other Fees. –There were no other fees billed by the accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)	Not applicable.

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2009 and 2008 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: January 21, 2010